Share-based payments - Fair value of options granted (Details) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Share-based payments
Total Expense Recognised	£ 7,056	£ 7,294
EMI Scheme
Share-based payments
Total Expense Recognised	487	6,475
2021 Incentive Plan
Share-based payments
Total Expense Recognised	6,513
Non-Executive Director awards
Share-based payments
Total Expense Recognised	£ 56
Suppliers and partners
Share-based payments
Total Expense Recognised		£ 819